Gold stream obligation - Narrative (Details) - Wheaton Precious Metals $ in Millions	Apr. 20, 2023 USD ($) oz	Apr. 19, 2023
Disclosure of detailed information about financial instruments [line items]
Gold purchase price, percentage of listed gold price, during deposit period		18.00%
Gold purchase price, percentage of listed gold price, during non-deposit period		22.00%
Exercise of buy-back option, percentage	33.33%
Repayment of gold stream obligation | $	$ 46
Gold delivery obligation, reduction in percentage	33.00%
Gold delivery obligation scenario one
Disclosure of detailed information about financial instruments [line items]
Gold delivery obligation, percentage	2.7805%
Gold delivery obligation, quantity (in ounces)	87,100
Gold delivery obligation scenario two
Disclosure of detailed information about financial instruments [line items]
Gold delivery obligation, percentage	1.4405%
Gold delivery obligation, quantity (in ounces)	134,000
Gold delivery obligation scenario three
Disclosure of detailed information about financial instruments [line items]
Gold delivery obligation, percentage	1.005%